Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (738,555)	$ (375,307)	$ (978,445)	$ 1,320,324
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income on cash and investments held in Trust Account	(32,099)	(342,667)	(1,285,520)	(3,090,407)
Change in fair value of warrant liabilities	1,539	11,799	855	(4,389)
Amortization of debt discount	223,060
Changes in operating assets and liabilities:
Prepaid expenses	46,663	(9,655)	28,733	81,820
Deferred tax liability				(79,358)
Due to related parties				90,000
Income tax payable		73,291	(50,226)	300,678
Interest expense accrual			188,203	57,255
Accrued interest payable	62,137	33,395
Accounts payable	63,554	(126,663)	(62,208)	(42,036)
Excise tax liability	163,662		109,368
Franchise tax payable	50,000	(150,000)	9,906	(36,365)
Net cash used in operating activities	(160,039)	(885,807)	(2,039,334)	(1,402,478)
Cash Flows from Investing Activities:
Cash deposited to Trust Account	(180,000)	(180,000)	(720,000)	(1,230,000)
Cash withdrawn from Trust Account in connection with redemption of common stock			26,890,379	93,521,369
Cash withdrawn from Trust Account to pay tax obligations		143,612	433,768	539,788
Net cash provided by investing activities	(180,000)	(36,388)	26,604,147	92,831,157
Cash Flows from Financing Activities:
Proceeds from promissory note - related party		850,000
Proceeds from promissory note - third party	30,000
Proceeds from promissory note			2,500,000	1,700,000
Due to affiliate - advance	60,000			390,000
Common stock redemption			(26,890,379)	(93,521,369)
Net cash used in financing activities	90,000	850,000	(24,390,379)	(91,431,369)
NET CHANGE IN CASH	(250,039)	(72,195)	174,434	(2,690)
CASH, BEGINNING OF PERIOD	253,507	79,073	79,073	81,763
CASH, END OF PERIOD	3,468	6,878	253,507	79,073
Supplementary cash flow information:
Cash paid for interest expense
Cash paid for income taxes			290,131	320,073
Non-cash investing and financing activities:
Excise tax accrued for common stock redemptions			268,904	935,214
Remeasurement of Common stock subject to redemption	5,714	455,764	$ 1,768,457	$ 3,595,663
Gain on modification of terms of promissory notes and advances from affiliate	$ 940,847